Note Commitments and contingencies (FDIC dealings section) - Additional Information (Detail) $ in Thousands	Dec. 31, 2017 USD ($) D	Dec. 31, 2016 USD ($)
FDIC Dealings [Line Items]
True Up Payment Term | D	45
FDIC
FDIC Dealings [Line Items]
Business Combination Contingent Consideration Liability | $	$ 164,858	$ 153,158